Lease obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases Text Block Abstract
Borrowing rate percentage	11.00%
Right-of-use assets in property and equipment	$ 108	$ 719	$ 131
Short-term leases expenses	16	16	15
Lease liabilities	$ 139	$ 146	$ 127